Expense Example - Class A C S I N R T Shares - Janus Henderson Global Sustainable Equity Fund	Class A 1 Year	Class A 3 Years	Class C 1 Year	Class C 3 Years	Class S 1 Year	Class S 3 Years	Class I 1 Year	Class I 3 Years	Class N 1 Year	Class N 3 Years	Class R 1 Year	Class R 3 Years	Class T 1 Year	Class T 3 Years
USD ($)	716	1,013	329	706	169	523	124	387	119	372	194	600	144	446